Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Schedule of Non-Current Trade and Other Receivables

Million US dollar	30 June 2024	31 December 2023

Cash deposits for guarantees	149	164
Loans to customers	5	2
Tax receivable, other than income tax	130	154
Brazilian tax credits and interest receivables	1 218	1 341
Trade and other receivables	184	280
Non-current trade and other receivables	1 687	1 941

Trade receivables and accrued income	4 916	4 347
Interest receivables	30	45
Tax receivable, other than income tax	415	479
Loans to customers	99	70
Prepaid expenses	634	474
Other receivables	611	609
Current trade and other receivables	6 705	6 024

Schedule of Trade Receivables and Other Receivables
The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 30 June 2024 and 31 December 2023 respectively:

		Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
	Net carrying amount as of 30 June 2024		Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
.
Trade receivables and accrued income	4 916	4 513	292	61	33	18
Loans to customers	104	89	1	1	13	-
Interest receivables	30	30	-	-	-	-
Other receivables	611	564	24	7	14	1
	5 662	5 196	317	70	60	19

	Net carrying amount as of 31 December 2023	Of which: neither	Of which not impaired as of the reporting date and past due
		impaired nor past due on the reporting date	Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
.
Trade receivables and accrued income	4 347	4 118	162	43	18	6
Loans to customers	72	51	9	12	-	-
Interest receivables	45	45	-	-	-	-
Other receivables	609	580	9	7	11	2
	5 073	4 794	180	62	29	8